Short-Term Borrowings and Long-Term Debt (Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Jul. 21, 2015
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 848,973	¥ 734,886
Less - Portion due within one year	225,522	53,424
Total	623,451	681,462
Unsecured loans, due 2017 to 2024, with interest rates ranging from 0.24% to 5.10% per annum
Debt Instrument [Line Items]
Long-term debt including current portion		63,248
Unsecured loans, due 2018 to 2024, with interest rates ranging from 0.01% to 5.10% per annum
Debt Instrument [Line Items]
Long-term debt including current portion	49,454
Unsecured 0.43% bonds, due 2018
Debt Instrument [Line Items]
Long-term debt including current portion		10,000
Unsecured 0.86% bonds, due 2018
Debt Instrument [Line Items]
Long-term debt including current portion	150,000	150,000
Unsecured 2.00% bonds, due 2018
Debt Instrument [Line Items]
Long-term debt including current portion	16,300	16,300
Unsecured 0.05% bonds, due 2019
Debt Instrument [Line Items]
Long-term debt including current portion	69,879	69,793
Unsecured 2.07% bonds, due 2019
Debt Instrument [Line Items]
Long-term debt including current portion	50,000	50,000
Unsecured 0.23% bonds, due 2021
Debt Instrument [Line Items]
Long-term debt including current portion	89,744	89,670
Unsecured 0.11% bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	10,000
Unsecured 1.41% bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	10,000	10,000
Unsecured 0.28% bonds, due 2023
Debt Instrument [Line Items]
Long-term debt including current portion	15,000	15,000
Unsecured 0.22% bonds, due 2025
Debt Instrument [Line Items]
Long-term debt including current portion	10,000
Unsecured 0.42% bonds, due 2026
Debt Instrument [Line Items]
Long-term debt including current portion	24,899	24,887
Unsecured zero coupon convertible bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	119,976	120,000	¥ 120,000
Secured 0.00% loans, due 2019 to 2020
Debt Instrument [Line Items]
Long-term debt including current portion		70,000
Secured 0.00% loans, due 2019 to 2022
Debt Instrument [Line Items]
Long-term debt including current portion	170,002
Capital lease obligation and other, due 2017 to 2027
Debt Instrument [Line Items]
Long-term debt including current portion		34,224
Capital lease obligation and other, due 2018 to 2047
Debt Instrument [Line Items]
Long-term debt including current portion	52,929
Guarantee deposits received
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 10,790	¥ 11,764